Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CARILLON SERIES TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Carillon Scout International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF CARILLON SCOUT INTERNATIONAL FUND | 3.1.2020
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Carillon Scout International Fund (“International Fund” or the “fund”) seeks long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts, including through specific financial intermediaries, is available from your financial professional, on page 86 of the fund’s Prospectus and on page 46 of the fund’s Statement of Additional Information. Although the fund does not impose any sales charge on Class I shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts, including through specific financial intermediaries, is available from your financial professional, on page 86 of the fund’s Prospectus and on page 46 of the fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for Class A, Class C, Class Y, Class R-3 and Class R-5 shares through February 28, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally pursues its objectives by investing in a diversified portfolio consisting primarily of equity securities of established companies either located outside the United States or whose primary business is carried on outside the United States. The equity securities in which the fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, and warrants and other rights. The fund normally invests at least 80% of its net assets in equity securities as described above.

In selecting securities for the fund, the portfolio management team primarily performs fundamental “bottom-up” analysis to uncover companies that best fit its investment criteria. This includes evaluation of a company’s cash flow, financial strength, profitability, and potential or actual catalysts that could positively impact share prices.  The fund primarily seeks to invest in securities of seasoned companies that are known for the quality and acceptance of their products or services.

The portfolio management team also considers geopolitical and macroeconomic issues.  In addition, the fund may invest in a company domiciled in the United States if more than 50% of the company’s assets, personnel, sales or earnings are located outside the United States and therefore the company’s primary business is carried on outside the United States.

The portfolio management team believes that the intrinsic worth and consequent value of the stock of most well-managed and successful companies does not usually change rapidly, even though wide variations in the price may occur. Accordingly, long-term positions in stocks will normally be taken and maintained while the companies’ record and prospects continue to meet with the portfolio management team’s approval.

The fund intends to diversify investments among industries and among a number of countries throughout the world. In addition, the fund may invest a substantial portion of its assets (more than 25%) in one or more countries if economic and business conditions warrant such investment. The fund will invest no more than 20% of its net assets in investments in developing countries or emerging markets. The fund may have significant exposure to the United Kingdom. However, as the composition of the fund's portfolio changes over time, the fund's exposure to this country may be lower at a future date, and the fund's exposure to other countries may be higher.

The fund may also invest a portion of its net assets (up to 20%) in high-grade fixed income securities or other investments that may provide income, including cash and money market securities. In such cases, the fund will resume investing primarily in equity securities when conditions warrant.

The fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the fund may not be able to pursue its investment objective or follow its principal investment strategies and, instead, will focus on preserving your investment.

		The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The greatest risk of investing in the fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) may also increase or decrease. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in this fund are subject to the following primary risks, which are described in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears:
  Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy's dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.  When investing in emerging markets, the risks of investing in foreign securities are heightened;
  Equity securities are subject to stock market risk.
  Common stock.  The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;

  Preferred stock.  Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders;

  Convertible securities.  Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates;

  Depositary receipts.  Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities;

  Rights and warrants.  Rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date;
  Foreign security risks, which are potential risks not associated with U.S. investments, include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. Foreign security risk may also apply to ADRs, GDRs and EDRs;
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the securities at an advantageous price or time; Market prices for such securities may be volatile;
  Market timing risk arises because certain types of securities in which the fund invests, including small-cap securities, could cause the fund to be at greater risk of market timing activities by fund shareholders;
  Securities lending risk is the risk that, if the fund lends its portfolio securities and receives collateral in the form of cash that is reinvested in securities, those securities may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the fund's ability to vote proxies or to settle transactions and there may be a loss of rights in the collateral should the borrower fail financially;
  Stock market risk is the risk of broad stock market decline or volatility or a decline in particular holdings in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment;
  United Kingdom securities risk is the risk that the fund's exposure to issuers located in, or with economic ties to, the United Kingdom, could expose the fund to risks associated with investments in the United Kingdom to a greater extent than more geographically diverse funds. Investments in United Kingdom issuers may subject the fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the United Kingdom economy may be impacted by changes to the economic condition of the United States and other European countries. On June 23, 2016, the United Kingdom voted via referendum to leave the European Union, commonly referred to as "Brexit". On January 31, 2020, the United Kingdom left the European Union and, on this date, the United Kingdom entered into a transition period scheduled to end on December 31, 2020. Brexit has introduced, and may continue to introduce, significant uncertainties and instability in the financial markets. Negotiations to settle what form Brexit will take are due to be finalized during the transition period and therefore at present the political and economic consequences of Brexit are uncertain, including whether Brexit will have a negative impact on the United Kingdom or the broader global economy or the value of the British pound; and
  Value stock risk arises from the possibility that a stock’s intrinsic value may not be fully realized by the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the fund is that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class I share performance from one year to another. The Class I shares of the fund have adopted the performance history and financial statements of the Institutional Class shares of the fund’s predecessor. Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at carillontower.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	carillontower.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During 10 year period	Return	Quarter Ended
(Class I shares):
Best Quarter	17.44%	September 30, 2010
Worst Quarter	(20.84)%	September 30, 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2019): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Carillon Scout International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Year 1	rr_ExpenseExampleYear01	$ 616
Year 3	rr_ExpenseExampleYear03	924
Year 5	rr_ExpenseExampleYear05	1,254
Year 10	rr_ExpenseExampleYear10	$ 2,186
1-yr	rr_AverageAnnualReturnYear01	21.00%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	0.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.20%
Year 1	rr_ExpenseExampleYear01	$ 323
Year 3	rr_ExpenseExampleYear03	690
Year 5	rr_ExpenseExampleYear05	1,184
Year 10	rr_ExpenseExampleYear10	$ 2,543
1-yr	rr_AverageAnnualReturnYear01	25.99%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	2.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout International Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Year 1	rr_ExpenseExampleYear01	$ 112
Year 3	rr_ExpenseExampleYear03	350
Year 5	rr_ExpenseExampleYear05	606
Year 10	rr_ExpenseExampleYear10	$ 1,340
2010	rr_AnnualReturn2010	13.17%
2011	rr_AnnualReturn2011	(12.35%)
2012	rr_AnnualReturn2012	21.28%
2013	rr_AnnualReturn2013	13.14%
2014	rr_AnnualReturn2014	(4.36%)
2015	rr_AnnualReturn2015	(4.47%)
2016	rr_AnnualReturn2016	6.82%
2017	rr_AnnualReturn2017	23.40%
2018	rr_AnnualReturn2018	(16.89%)
2019	rr_AnnualReturn2019	27.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.84%)
1-yr	rr_AverageAnnualReturnYear01	27.40%
5-yr	rr_AverageAnnualReturnYear05	5.92%
10-yr	rr_AverageAnnualReturnYear10	5.67%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 1993
Carillon Scout International Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Year 1	rr_ExpenseExampleYear01	$ 148
Year 3	rr_ExpenseExampleYear03	614
Year 5	rr_ExpenseExampleYear05	1,107
Year 10	rr_ExpenseExampleYear10	$ 2,466
1-yr	rr_AverageAnnualReturnYear01	26.96%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout International Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%
Year 1	rr_ExpenseExampleYear01	$ 173
Year 3	rr_ExpenseExampleYear03	636
Year 5	rr_ExpenseExampleYear05	1,126
Year 10	rr_ExpenseExampleYear10	$ 2,476
1-yr	rr_AverageAnnualReturnYear01	26.70%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout International Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Year 1	rr_ExpenseExampleYear01	$ 117
Year 3	rr_ExpenseExampleYear03	478
Year 5	rr_ExpenseExampleYear05	863
Year 10	rr_ExpenseExampleYear10	$ 1,943
1-yr	rr_AverageAnnualReturnYear01	27.36%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout International Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
Year 1	rr_ExpenseExampleYear01	$ 104
Year 3	rr_ExpenseExampleYear03	325
Year 5	rr_ExpenseExampleYear05	563
Year 10	rr_ExpenseExampleYear10	$ 1,248
1-yr	rr_AverageAnnualReturnYear01	27.58%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout International Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	25.02%
5-yr	rr_AverageAnnualReturnYear05	2.16%
10-yr	rr_AverageAnnualReturnYear10	3.55%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 1993
Carillon Scout International Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	17.67%
5-yr	rr_AverageAnnualReturnYear05	4.16%
10-yr	rr_AverageAnnualReturnYear10	4.37%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 1993
Carillon Scout International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	22.01%
5-yr	rr_AverageAnnualReturnYear05	5.67%
10-yr	rr_AverageAnnualReturnYear10	5.50%
Carillon Scout International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Scout International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017

[1]	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.
[2]	Carillon Tower Advisers, Inc. (“Carillon”) has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that: annual operating expenses of Class A, Class C, Class Y, Class R-3 and Class R-5 shares exceed a percentage of that class’ average daily net assets through February 28, 2021 as follows: Class A – 1.45%, Class C – 2.20%, , Class Y – 1.45%, Class R-3 - 1.70% and Class R-5 – 1.15%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividends, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund’s Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.